TAXATION - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	£ (186)	£ (35)
Income statement (charge)/credit	(220)	(99)
Transfers/reclassifications	3	1
Credited/(charged) to other comprehensive income	157	(53)
Deferred tax liability (asset) ending balance	(246)	(186)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(8)	27
Income statement (charge)/credit	(144)	(35)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	(152)	(8)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(186)	(290)
Income statement (charge)/credit	(44)	(63)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	113	167
Deferred tax liability (asset) ending balance	(117)	(186)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	73	305
Income statement (charge)/credit	0	0
Transfers/reclassifications	2	(3)
Credited/(charged) to other comprehensive income	35	(229)
Deferred tax liability (asset) ending balance	110	73
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	3	(1)
Income statement (charge)/credit	0	0
Transfers/reclassifications	1	(1)
Credited/(charged) to other comprehensive income	4	5
Deferred tax liability (asset) ending balance	8	3
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	18	35
Income statement (charge)/credit	(24)	(18)
Transfers/reclassifications	0	1
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	(6)	18
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(86)	(111)
Income statement (charge)/credit	(8)	17
Transfers/reclassifications	0	4
Credited/(charged) to other comprehensive income	5	4
Deferred tax liability (asset) ending balance	£ (89)	£ (86)